Promissory notes (Tables)	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Unobservable Inputs Used in Fair Value Measurements
As of June 30, 2023
Inputs
Risk-free interest rate	3.63%
Volatility	22.13%
Discount	27.58%
Expected life (years)	0.5 years to 0.56 years

Schedule of Promissory Notes Included in Balance Sheet

The following table summarizes the movement of Promissory Notes included as of June 30, 2023 and 2024:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	1,461,931	2,034,778	2,571,960
Cash proceeds from issuance of Promissory Notes	332,290	190,748	241,105
Loss from change in fair value of Promissory Notes	240,557	371,876	470,051
In exchange for the preferred shares issued	-	(2,597,402)	(3,283,116)
Balance, end of the year	2,034,778	-	-